Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents certain information regarding compensation paid to the Company’s Principal Executive Officer (“PEO”) and other Named Executive Officers (“Other NEOs” or “Non-PEOs”), and certain measures of financial performance, for the years ended June 30, 2025, 2024 and 2023. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K. The Compensation Committee believes that the 2024 compensation decisions for the PEO and Non-PEOs are reflective of the Company’s overall operating, strategic, financial and stock price performance and thus are aligned with shareholders.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Total for Non-PEO Named Executive Officers (2)	Value of Initial $100 Investment based on Total Shareholder Return (3)	Net Income ($)

2025	$1,853,310	$2,272,752	$460,700	$280	$6,617,821
2024	$1,759,811	$5,798,880	$448,750	$277	$5,408,645
2023	$1,665,685	$6,085,358	$471,185	$183	$5,003,845

PEO Total Compensation Amount	$ 1,853,310	$ 1,759,811	$ 1,665,685
PEO Actually Paid Compensation Amount	$ 2,272,752	5,798,880	6,085,358
Adjustment To PEO Compensation, Footnote
(1)

Randall K. Fields served as the Company’s PEO during the fiscal years presented. The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the PEO in accordance with SEC regulations:

Adjustments to Determine Compensation “Actually Paid”	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023
Deduction for Amount Reported under the “Stock Awards” column in the SCT	$-	$-	$-
Deduction for Amount Reported under the “Option Awards” column in the SCT	-	-	-
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	-	-	-
Decrease for the Fair Value of Awards Granted during year that remain vested as of year-end	-	-	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	419,442	4,039,069	4,419,673
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	-	-	-
Total Adjustments	$419,442	$4,039,069	$4,419,673

Non-PEO NEO Average Total Compensation Amount	$ 460,700	448,750	471,185
Adjustment to Non-PEO NEO Compensation Footnote
(2)

John R. Merrill and Edward L. Clissold were our Other NEOs during the fiscal years presented. The following amounts were added and deducted from the SCT amount to determine the compensation actually paid to the Other NEOs in accordance with SEC regulations.

Adjustments to Determine Compensation “Actually Paid”	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023
Deduction for Amount Reported under the “Stock Awards” column in the SCT	$(48,200)	$(48,200)	$(48,200)
Deduction for Amount Reported under the “Option Awards” column in the SCT	-	-	-
Decrease for the Fair Value of Awards Granted during year that remain unvested as of year-end	-	-	-
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	-	-	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	72,000	156,000	227,600
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	(11,850)	104,000	56,900
Total Adjustments	$11,950	$211,800	$236,300

Total Shareholder Return Amount	$ 280	277	183
Net Income (Loss)	6,617,821	5,408,645	5,003,845
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	419,442	4,039,069	4,419,673
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	419,442	4,039,069	4,419,673
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Deduction For Amount Reported Under The "Stock Awards" Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Deduction For Amount Reported Under The "Option Awards" Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,950	211,800	236,300
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,000	156,000	227,600
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,850)	104,000	56,900
Non-PEO NEO | Deduction For Amount Reported Under The "Stock Awards" Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,200)	(48,200)	(48,200)
Non-PEO NEO | Deduction For Amount Reported Under The "Option Awards" Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0